Schedule of net operating revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenues	R$ 51,291	R$ 51,253	R$ 28,838
Merchandise Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenues	54,862	54,466	30,826
Service Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenues	1,907	1,608	555
Sales Returns And Cancellations [Member]
IfrsStatementLineItems [Line Items]
Revenues	(395)	(342)	(216)
Gross Sales [Member]
IfrsStatementLineItems [Line Items]
Revenues	56,374	55,732	31,165
Taxes On Sales [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ (5,083)	R$ (4,479)	R$ (2,327)